Income-tax (Details Narrative)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Canadian [Member]
IfrsStatementLineItems [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	26.50%